EQUITY - Schedule of Changes to BPYU Units Class A Shares of Brookfield Property REIT Inc. (Details) - Brookfield Property REIT Inc. Class A - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of Partnership Units [Line Items]
Outstanding, beginning of period (in shares)	39,127,000	64,025,000
BPYU Units exchanged (in shares)	(5,647,000)	(11,580,000)
Repurchases of BPYU Units (in shares)	(842,000)	(13,396,000)
BPYU Units vested (in shares)	377,000	84,000
Forfeitures (in shares)	(6,000)	(6,000)
Outstanding, end of period (in shares)	33,009,000	39,127,000
Treasury shares
Schedule of Partnership Units [Line Items]
Outstanding, end of period (in shares)	1,882,742